Receivables and Other Current Assets (Tables)	3 Months Ended
Mar. 31, 2020
Trade and other current receivables [abstract]
Schedule of Receivables and Other Current Assets

A summary of the receivables and other current assets as of March 31, 2020 is detailed in the table below:

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2020	December 31, 2019
Sales taxes receivable	44	62
Other current assets	83	99
	127	161